Offsetting financial assets and financial liabilities - Financial Assets and Liabilities Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements (Parenthetical) (Detail) - CAD ($)
$ in Billions
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of offsetting of financial liabilities [line items]
Financial cash collateral received	$ 20	$ 12
Financial non-cash collateral received	316	307
Cash margin to offset against derivative assets balance on balance sheet	3	3
Financial cash collateral pledged	19	9
Financial non-cash collateral pledged	267	262
Cash margin offset against derivative liabilities balance on balance sheet	$ 8	$ 3